Operating segments	12 Months Ended
Dec. 31, 2018
Operating Segments [Abstract]
Operating segments

Operating segments:
The Corporation operates in a single segment, Fuel Cell Products and Services, which consists of the design, development, manufacture, sale and service of PEM fuel cell products for a variety of applications, focusing on the power product markets of Heavy-Duty Motive (consisting of bus, truck, rail and marine applications), Portable Power / UAV, Material Handling and Backup Power, as well as the delivery of Technology Solutions, including engineering services, technology transfer and the licensing and sale of the Corporation’s extensive intellectual property portfolio and fundamental knowledge for a variety of fuel cell applications.
As a result of the sale of the Power Manager assets (note 27) in 2018, the Corporation has renamed the former Portable Power market as the Portable Power / UAV market. As the sale of the Power Manager assets is not presented as a discontinued operation, the Portable Power / UAV market includes revenues associated with the Power Manager business prior to its sale, and product and service revenues generated from the retained Protonex assets related primarily to fuel cell propulsion systems for unmanned systems.
In 2018, revenues included sales to two individual customers of $26,587,000 and $17,547,000, respectively, which each exceeded 10% of total revenue.
In 2017, revenues included sales to three individual customers of $31,080,000, $30,555,000 and $17,989,000, respectively, which each exceeded 10% of total revenue.
Revenues from continuing operations by geographic area, which are attributed to countries based on customer location for the years ended December 31, are as follows:

Revenues	2018	2017
China	$30,791	$76,558
Germany	28,685	18,984
U.S.	23,505	14,881
Japan	3,901	2,579
Belgium	3,531	308
Denmark	1,889	808
UK	1,431	943
Netherlands	892	374
Canada	366	551
Taiwan	287	483
France	276	1,755
Poland	213	2,455
Finland	198	379
Norway	187	37
Spain	168	5
Other countries	266	188
	$96,586	$121,288
Non-current assets by geographic area are as follows:

	December 31,	December 31,
Non-current assets	2018	2017
Canada	$65,346	$60,481
U.S.	4,880	13,622
China	14,012	692
Denmark	269	60
	$84,507	$74,855